Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventories
Inventories by category

	9/30/2022	12/31/2021

	(€ in thousands)
Raw materials and merchandise	3,890	2,978
Work in progress	10,309	6,504
Total	14,199	9,482